Net Investments from Inpixon (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net Investments from Inpixon [Abstract]
Change in stockholders’ equity		$ 32,193	$ 67,330	$ 166,471	$ 177,053